Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK STRATEGIC SERIES
Entity Central Index Key	0000792858
Document Period End Date	May 31, 2024
C000001863 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class A
Trading Symbol	JHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class A/JHFIX)	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class A/JHFIX) returned 3.56% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class A/JHFIX)	(0.58)%	0.56%	1.21%
Income Fund (Class A/JHFIX)—excluding sales charge	3.56%	1.38%	1.62%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,728,798,995
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 6,005,642
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.

Summary of Change Legend [Text Block]	For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000078712 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R4
Trading Symbol	JSNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R4/JSNFX)	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R4/JSNFX) returned 3.90% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R4/JSNFX)	3.90%	1.54%	1.78%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,728,798,995
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 6,005,642
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000113489 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R2
Trading Symbol	JSNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R2/JSNSX)	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R2/JSNSX) returned 3.65% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R2/JSNSX)	3.65%	1.32%	1.54%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,728,798,995
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 6,005,642
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078713 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R5
Trading Symbol	JSNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R5/JSNVX)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R5/JSNVX) returned 4.11% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R5/JSNVX)	4.11%	1.78%	2.00%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,728,798,995
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 6,005,642
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106430 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R6
Trading Symbol	JSNWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R6/JSNWX)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R6/JSNWX) returned 4.16% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R6/JSNWX)	4.16%	1.83%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,728,798,995
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 6,005,642
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000212730 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
Class Name	Investment-Grade Corporate Bond Portfolio
Trading Symbol	JMABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Email	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment-Grade Corporate Bond Portfolio/JMABX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX) returned 7.14% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Holdings in the independent energy sector | Rising oil prices boosted profits and led to improving balance sheets for energy producers, fueling robust total returns for bonds issued by companies in the sector. The food & beverage, life insurance, and retail sectors were also top performers in the period.
A significant position in BBB issuers | Lower-rated investment-grade bonds helped performance, so a meaningful weighting in this area added value.
TOP PERFORMANCE DETRACTORS
A very narrow group of individual securities | The vast majority of the fund’s holdings produced positive absolute returns, but a handful of securities—including the bonds of Braskem SA—finished with losses.
Choice Hotels International, Inc. | This position also lost ground in the period, as did NMI Holdings.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX)	7.14%	1.56%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.42)%
Bloomberg U.S. Corporate Bond Index	4.40%	0.49%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jul. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 237,384,124
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$237,384,124
Total number of portfolio holdings	270
Total advisory fees paid (net)	$0
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Financials	22.4%
Energy	16.8%
Industrials	14.8%
Health care	8.9%
Utilities	7.3%
Information technology	7.2%
Consumer discretionary	7.0%
Real estate	5.2%
Communication services	5.0%
Consumer staples	2.7%
Materials	1.1%
Municipal bonds	0.1%
Short-term investments and other	1.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001866 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class I
Trading Symbol	JSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class I/JSTIX)	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class I/JSTIX) returned 4.23% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class I/JSTIX)	4.23%	1.72%	1.96%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,728,798,995
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 6,005,642
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001865 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class C
Trading Symbol	JSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class C/JSTCX)	$155	1.53%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class C/JSTCX) returned 2.84% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class C/JSTCX)	1.84%	0.67%	0.91%
Income Fund (Class C/JSTCX)—excluding sales charge	2.84%	0.67%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,728,798,995
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 6,005,642
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000212731 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Class Name	Non-Investment-Grade Corporate Bond Portfolio
Trading Symbol	JMADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Corporate Bond Portfolio/JMADX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX) returned 11.99% for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.

TOP PERFORMANCE CONTRIBUTORS
Gains from all sectors | At a time of robust performance for the broader market, the fund generated positive returns in nearly all sectors. Some of the strongest gains came from energy refining issuers, where profit margins rose thanks to a widening spread between the prices of crude oil distillates (such as unleaded gasoline) relative to crude oil itself.
Strong performance from the banking sector | The energy, gaming, building materials, and retail sectors were among the top performers, as well.
TOP PERFORMANCE DETRACTORS
A very narrow group of individual securities | The vast majority of the fund’s holdings produced positive absolute returns, but a handful of securities—including the bonds of Oriflame Holding AG—finished with losses.
Telesat Canada, Inc. | This position also lost ground in the period, as did Kenbourne Invest SA.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX)	11.99%	2.86%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.42)%
ICE BofA U.S. High Yield Index	11.17%	3.57%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jul. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 59,143,385
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$59,143,385
Total number of portfolio holdings	166
Total advisory fees paid (net)	$0
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Energy	19.6%
Consumer discretionary	17.8%
Industrials	15.3%
Financials	12.3%
Communication services	9.9%
Materials	7.9%
Utilities	5.7%
Health care	3.5%
Consumer staples	2.9%
Information technology	1.3%
Real estate	0.8%
Asset backed securities	0.1%
Short-term investments and other	2.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000212732 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Securitized Debt Portfolio
Class Name	Securitized Debt Portfolio
Trading Symbol	JMAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Securitized Debt Portfolio (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Securitized Debt Portfolio/JMAEX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX) returned 6.64% for the year ended May 31, 2024. The overall bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Securitized assets performed well and outpaced U.S. Treasuries on the strength of positive credit conditions and investors’ continued appetite for yield.

TOP PERFORMANCE CONTRIBUTORS
Gains for all major segments of the fund | Allocations to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities (CMBS) all generated positive returns.
Asset-backed securities were the most significant contributors | A home services franchise as well as a data center provider made some of the larger contributions.
TOP PERFORMANCE DETRACTORS
A very narrow group of individual securities | The vast majority of the fund’s holdings produced positive absolute returns, but a handful of securities—including the franchises in Taco Bell and Domino's Pizza —finished with losses.
Commerical mortgage-backed securities | Colt Trust was one of the few CMBS detractors.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX)	6.64%	1.72%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.42)%
Bloomberg U.S. Securitized MBS ABS CMBS Index	0.76%	(0.89)%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jul. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,938,515
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$128,938,515
Total number of portfolio holdings	229
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Asset backed securities	66.6%
Collateralized mortgage obligations – Commercial and residential	27.2%
Collateralized mortgage obligations – U.S. Government Agency	5.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000238026 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Class Name	Non-Investment-Grade Municipal Bond Portfolio
Trading Symbol	JHFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Municipal Bond Portfolio/JHFMX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX) returned 8.73% for the year ended May 31, 2024. The municipal bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Municipal securities were further boosted by the combination of steady economic growth, healthy issuer fundamentals, and positive supply-and-demand conditions. High-yield municipals were particularly strong performers at a time of robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Holdings in virtually all sectors | While market performance was broad-based, some of the best returns came from the multifamily housing, charter schools, and continuing care retirement sectors.
Positions in economic and industrial development bonds | This sector was home to a number of the fund’s top individual performers for the period.
TOP PERFORMANCE DETRACTORS
Montana Facility Finance Authority | This issuer, which provides not-for-profit health care providers with access to low-cost capital, was one of only a few holdings to experience a loss.
South Carolina Jobs – Economic Development Authority | The issuer defaulted on its debt due in part to the lingering effects of COVID-19.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX)	8.73%	10.00%
Bloomberg Municipal Bond Index	2.67%	1.25%
Bloomberg High Yield Municipal Bond Index	8.19%	4.72%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Feb. 08, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,466,611
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$20,466,611
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
General obligation bonds	6.1%
Revenue bonds	92.2%
Development	22.6%
Health care	19.1%
Education	16.4%
Other revenue	12.8%
Transportation	4.9%
Housing	3.9%
Tobacco	3.7%
Utilities	3.1%
Water and sewer	2.5%
Airport	2.5%
Pollution	0.7%
Short-term investments and other	1.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective 10-1-23 the fund changed its objective from "To seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital." to "To seek a high level of interest income exempt from federal income tax."
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-247-0278.

Material Fund Change Objectives [Text Block]
Effective 10-1-23 the fund changed its objective from "To seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital." to "To seek a high level of interest income exempt from federal income tax."

Summary of Change Legend [Text Block]	For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-247-0278.
Updated Prospectus Phone Number	800-247-0278
Updated Prospectus Web Address	jhinvestments.com/underlying-funds
C000247081 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Bond Completion Portfolio
Class Name	Bond Completion Portfolio
Trading Symbol	JHBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Bond Completion Portfolio (the fund) for the period of December 18, 2023 (commencement of operations) to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Completion Portfolio/JHBMX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 986,361
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$986,361
Total number of portfolio holdings	18
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
U.S. Government Agency	53.3%
U.S. Government	26.3%
Financials	10.0%
Utilities	5.0%
Information technology	1.9%
Health care	1.5%
Short-term investments	2.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.